SHARE-BASED COMPENSATION (Details 8) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total subordinate voting shares		114,998,915
Total warrants outstanding		155,454,644
Warrants [Member] | Med Men Corp Redeemable Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		40,455,729
Exercise price		$ 0.60
Expiration Date		December 31, 2022
[Subordinate Voting Shares [Member]] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		1,647,391
Exercise price		$ 3.72
Expiration Date		April 23, 2022
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	155,454,646
Weighted Average Exercise Price, Beginning balance	$ 0.71
Warrant issued	377,111,467	145,695,591	30,234,355
Weighted Average Exercise Price, issued	$ 0.21	$ 0.58	$ 4.48
Exercised	(40,000,000)		(4,598,903)
Weighted Average Exercise Price, exercised	$ (0.20)		$ (3.50)
Cancelled	(50,252,240)	(20,475,302)
Weighted Average Exercise Price, Cancelled	$ (0.45)	$ 4.66
Ending Balance	442,313,874
Weighted Average Exercise Price, Ending	$ 0.32
Beginning Balance	155,454,644	30,234,355	11,212,504
Weighted Average Exercise Price, Beginning balance	$ 0.71	$ 4.48	$ 3.53
Expired			(6,613,601)
Weighted Average Exercise Price, expired			$ (3.54)
Ending Balance		155,454,644	30,234,355
Weighted Average Exercise Price, Ending		$ 0.71	$ 4.48
Warrant [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	114,998,915
Weighted Average Exercise Price, Beginning balance	$ 0.75
Warrant issued	229,602,951	105,239,862	12,999,815
Weighted Average Exercise Price, issued	$ 0.18
Exercised			(897,863)
Weighted Average Exercise Price, exercised
Cancelled	(9,796,509)	(3,240,762)
Weighted Average Exercise Price, Cancelled	$ (0.50)
Ending Balance	334,805,358
Weighted Average Exercise Price, Ending	$ 0.33
Beginning Balance	114,998,915	12,999,815	2,415,485
Expired			(1,517,622)
Ending Balance		114,998,915	12,999,815
Warrant [Member] | MedMax Corp Redeemable Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	40,455,731
Weighted Average Exercise Price, Beginning balance	$ 0.60
Warrant issued	147,508,516	40,455,729	17,234,540
Weighted Average Exercise Price, issued	$ 0.28
Exercised	(40,000,000)		(3,701,040)
Weighted Average Exercise Price, exercised	$ (0.20)
Cancelled	(40,455,731)	(17,234,540)
Weighted Average Exercise Price, Cancelled	$ (0.44)
Ending Balance	107,508,516
Weighted Average Exercise Price, Ending	$ 0.28
Beginning Balance	40,455,729	17,234,540	8,797,019
Expired			(5,095,979)
Ending Balance		40,455,729	17,234,540
Warrant One [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		562,578
Exercise price		$ 4.29
Expiration Date		April 23, 2022
Warrant Two [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		6,589,559
Exercise price		$ 3.72
Expiration Date		May 22, 2022
Warrant Three [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		2,250,314
Exercise price		$ 4.29
Expiration Date		May 22, 2022
Warrant Four [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		2,522,554
Exercise price		$ 3.16
Expiration Date		July 12, 2022
Warrant Five [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		728,737
Exercise price		$ 3.65
Expiration Date		July 12, 2022
Warrant Six [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		3,152,457
Exercise price		$ 1.01
Expiration Date		November 27, 2022
Warrant Seven [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		910,709
Exercise price		$ 1.17
Expiration Date		November 27, 2022
Warrant Eight [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		80,528,846
Exercise price		$ 0.26
Expiration Date		March 27, 2025
Warrant Nine [Member] | [Subordinate Voting Shares [Member]]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued		16,105,770
Exercise price		$ 0.26
Expiration Date		April 24, 2025